Document and Entity Information	Nov. 04, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001831651
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	SHOALS TECHNOLOGIES GROUP, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39942
Entity Tax Identification Number	85-3774438
Entity Address, Address Line One	1500 Shoals Way
Entity Address, City or Town	Portland
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37148
City Area Code	(615)
Local Phone Number	451-1400
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.00001 Par Value
Trading Symbol	SHLS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false